Schedule of Annual Future Principal Payments Due on Term Loan (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Debt Disclosure [Abstract]
2022
2023	242
2024	252
2025	263
2026	274
Thereafter	3,969
Total principal	$ 5,000